UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended  June 30, 2002
                                                          ----------------

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Driehaus Capital Management, L.L.C.
--------------------------------------------------------------------------------
Name

The Tunick Building, 1336 Beltjen Road, Suite 201, St. Thomas, USVI  00802
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Business Address

13F File Number:  28-06237
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Mary H. Weiss, Vice President                                     (312) 587-3800
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                       /s/ Mary H. Weiss
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       Chicago, Illinois        August 14, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.



List of Other Manager Reporting for this Manager:

   13F File No.: Name:
   ------------- ------------------------------------------
1. 28-3580       Driehaus Capital Management, Inc.
   ------------- ---------------------------------------
2.
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3.
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4.
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5.
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